AGREEMENT AND PLAN OF MERGER (Details Narrative) (USD $)	May 25, 2011
Business Combinations [Abstract]
Common stock issued as a result of merger	1,820,000
Cancelled and returned common stock	10,000,000
Common stock issued and outstanding	67,000,000
Expenses as a result of merger	$ 26,186